Derivative financial instruments - General information and gain or loss recognized or reclassified (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) Item	Dec. 31, 2022 USD ($) Item	Dec. 31, 2021 USD ($) Item
Derivative [Line Items]
Gains (losses) recognized in income, derivatives not designated in hedge relationships	$ (129,000,000)	$ (193,000,000)	$ (145,000,000)
Amounts recorded for cash flow hedge accounting activities	$ 0	$ 0	$ 0
Minimum
Derivative [Line Items]
Percentage of commodity hedging on anticipated commodity exposure	50.00%
Commodity hedging on anticipated commodity exposure period	12 months
Maximum
Derivative [Line Items]
Company policy, maximum level of hedging of foreign currency risk exposure as percentage of anticipated sales and purchases over the next 12 months (as a percent)	100.00%
Maximum number of months for which forecasted foreign currency exposures are hedged	12 months
Percentage of commodity hedging on anticipated commodity exposure	100.00%
Commodity hedging on anticipated commodity exposure period	18 months
Copper swaps (in metric tonnes)
Derivative [Line Items]
Notional amounts of outstanding commodity derivatives | Item	35,015	29,281	36,017
Silver swaps (in ounces)
Derivative [Line Items]
Notional amounts of outstanding commodity derivatives | Item	2,359,363	2,012,213	2,842,533
Steel swaps (in metric tonnes)
Derivative [Line Items]
Notional amounts of outstanding commodity derivatives | Item	10,206	0	145
Aluminum swaps (in metric tonnes)
Derivative [Line Items]
Notional amounts of outstanding commodity derivatives | Item	5,900	6,825	7,125
Foreign exchange contracts
Derivative [Line Items]
Notional amount of derivative	$ 12,335,000,000	$ 13,509,000,000	$ 11,276,000,000
Foreign exchange contracts | Total revenues
Derivative [Line Items]
Gains (losses) recognized in income, derivatives not designated in hedge relationships	145,000,000	(56,000,000)	3,000,000
Foreign exchange contracts | Total cost of sales
Derivative [Line Items]
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(71,000,000)	21,000,000	(53,000,000)
Foreign exchange contracts | SG&A expenses
Derivative [Line Items]
Gains (losses) recognized in income, derivatives not designated in hedge relationships	27,000,000	27,000,000	11,000,000
Foreign exchange contracts | Non-order related research and development
Derivative [Line Items]
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(7,000,000)	0	(2,000,000)
Foreign exchange contracts | Interest and other finance expense
Derivative [Line Items]
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(240,000,000)	(128,000,000)	(173,000,000)
Embedded foreign exchange derivatives
Derivative [Line Items]
Notional amount of derivative	1,137,000,000	933,000,000	815,000,000
Embedded foreign exchange derivatives | Total revenues
Derivative [Line Items]
Gains (losses) recognized in income, derivatives not designated in hedge relationships	18,000,000	(3,000,000)	(7,000,000)
Embedded foreign exchange derivatives | Total cost of sales
Derivative [Line Items]
Gains (losses) recognized in income, derivatives not designated in hedge relationships	1,000,000	(11,000,000)	(2,000,000)
Cross-currency interest rate swaps
Derivative [Line Items]
Notional amount of derivative	886,000,000	855,000,000	906,000,000
Cross-currency interest rate swaps | Interest and other finance expense
Derivative [Line Items]
Gains (losses) recognized in income on derivatives designated as fair value hedges	30,000,000	(134,000,000)	(37,000,000)
Gains (losses) recognized in income on hedged item	(40,000,000)	135,000,000	34,000,000
Interest rate contracts
Derivative [Line Items]
Notional amount of derivative	1,606,000,000	2,830,000,000	3,541,000,000
Interest rate contracts | Interest and other finance expense
Derivative [Line Items]
Gains (losses) recognized in income on derivatives designated as fair value hedges	44,000,000	(91,000,000)	(55,000,000)
Gains (losses) recognized in income on hedged item	(45,000,000)	93,000,000	56,000,000
Commodity contracts | Total cost of sales
Derivative [Line Items]
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(3,000,000)	(47,000,000)	78,000,000
Other | Interest and other finance expense
Derivative [Line Items]
Gains (losses) recognized in income, derivatives not designated in hedge relationships	$ 1,000,000	$ 4,000,000	$ 0